10. INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2019
Notes
10. INTANGIBLE ASSETS

10.INTANGIBLE ASSETS

	HealthTab	Corozon	Emerald	Total
	$	$	$	$
Cost
Balance, December 31, 2017	1,140,283	-	-	1,140,283
Acquired assets	-	231,818	510,878	742,696
Write down	(1,140,282)	(231,817)	-	(1,372,099)
Balance, December 31, 2018	1	1	510,878	510,880
Write down	-	-	(510,877)	(510,877)
Balance, December 31, 2019	1	1	1	3

Accumulated Amortization
Balance, December 31, 2017	4,166	-	-	4,166
Amortization	380,093	41,667	85,147	506,907
Write down	(384,259)	(41,667)	-	(425,926)
Balance, December 31, 2018	-	-	85,147	85,147
Amortization	-	-	112,216	112,216
Write down	-	-	(197,363)	(197,363)
Balance, December 31, 2019	-	-	-	-

Carrying value
As at December 31, 2018	1	1	425,731	425,733
As at December 31, 2019	1	1	1	3

On April 11, 2018, the Company entered into an asset purchase agreement with Corozon Consulting Corporation for the acquisition of the Corozon Platform. The Corozon Platform consists of two complementary modules: Corozon Academy which offers practical professional education to community pharmacists and Corozon Hardware which is an e-commerce portal that allows pharmacists to order point-of-care diagnostic devices and supplies. In consideration, the Company paid twelve monthly instalments totaling $50,000 and issued 909,090 common shares valued at $181,818.

On April 15, 2018, the Company entered into a supply and distribution agreement with Emerald Health Therapeutics, Inc. (“Emerald”) to sell and distribute certain proprietary endocannabinoid-supporting products in Canada to licensed pharmacies. In consideration, the Company issued 3,030,303 warrants to Emerald valued at $510,878 to acquire 3,030,303 common shares of the Company at a price of $0.33 per share until April 15, 2020. .

During the year ended December 31, 2018, the Company performed an assessment and determined that the carrying value of the intangible assets exceeded the recoverable amount and accordingly recognized impairment of the intangible assets related to HealthTab acquisition and Corozon Platform acquisition in the amount of $964,173.

During the year ended December 31, 2019 the Company performed an assessment and determined that the carrying value of the intangible asset exceeded the recoverable amount and accordingly recognized impairment of the intangible asset related to Emerald acquisition in the amount of $313,514. The impairment can be reversed in future periods when there is a change in circumstances and the estimates used to determine the asset's recoverable amount.